Financial instruments - Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Bilibili Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 54,214	¥ 54,162
Toei Animation Co., Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	10,407	8,371
ANYCOLOR Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	10,061
KADOKAWA Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 8,017	¥ 9,161